CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		39 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Net loss for the period	$ (3,207,097)	$ (7,721,979)	$ (58,481,721)
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on marketable securities (Note5)	(79,450)	(16,834)	997,177
Adjustment for realized gains included in net loss	0	(7,373)	(1,021,692)
Impairment of marketable securities	0	0	433,973
Other comprehensive income (loss)	(79,450)	(24,207)	409,458
Comprehensive loss for the period	$ (3,286,547)	$ (7,746,186)	$ (58,072,263)